Supplement dated Jan. 3, 2013*
Prospectus Form #
Product Name	National	New York
RiverSource® AccessChoice Select Variable Annuity	273416 N (4/12)
RiverSource® Builder Select Variable Annuity	45303 N (4/12)
RiverSource® Endeavor Select Variable Annuity	273417 N (4/12)	273480 P (4/12)
RiverSource® FlexChoice Select Variable Annuity	45307 N (4/12)	274320 H (4/12)
RiverSource® Innovations Classic Select Variable Annuity	45312 M (4/12)
RiverSource® Innovations Select Variable Annuity	45304 N (4/12)	45313 T (4/12)
RiverSource® Signature One Select Variable Annuity	45301 N (4/12)
RiverSource® Signature Select Variable Annuity	45300 N (4/12)
Evergreen PathwaysSM Select Variable Annuity	45309 M (4/12)
Evergreen New Solutions Select Variable Annuity	45308 M (4/12)
Wells Fargo Advantage Variable Annuity	44223 V (4/12)
Wells Fargo Advantage ChoiceSM Select Variable Annuity	45305 M (4/12)
Wells Fargo Advantage® Select Variable Annuity	45302 M (4/12)
Wells Fargo Advantage ChoiceSM Variable Annuity	45270 N (4/12)
Wells Fargo Advantage Builder® Variable Annuity	44224 V (4/12)

This supplement describes proposed changes to certain investment options offered under certain variable annuity contracts (the “Contracts”). Please retain this supplement with your Prospectus or for future reference.

FTVIPT Franklin Income Securities Fund – Class 2 has added a Templeton Investment Counsel, LLC as a subadviser to its Investment Adviser.

The following information will replace the current fund’s description in the table under “The Variable Account and the Funds” section in the prospectuses that offer this fund as an underlying investment option:

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Income Securities Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. The fund normally invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

273416-15 A (1/13)

*Valid until next prospectus update.